Offsetting financial assets and financial liabilities - Financial Assets Subject to Offsetting, Enforceable Master Netting Arrangements and Similar Agreements (Detail) - CAD ($) $ in Millions	Oct. 31, 2018	Oct. 31, 2017
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	$ 397,477	$ 393,988
Amounts of financial liabilities offset on the balance sheet	22,016	89,347
Net amount of financial assets presented on the balance sheet	375,461	304,641
Impact of master netting agreements	57,095	58,828
Financial collateral received	307,772	235,405
Net amount	10,594	10,408
Amounts not subject to enforceable netting arrangements	13,441	12,964
Total amount recognized on the balance sheet	388,902	317,605
Assets purchased under reverse repurchase agreements and securities borrowed [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	312,392	239,944
Amounts of financial liabilities offset on the balance sheet	18,379	20,470
Net amount of financial assets presented on the balance sheet	294,013	219,474
Impact of master netting agreements	85	24
Financial collateral received	292,808	218,970
Net amount	1,120	480
Amounts not subject to enforceable netting arrangements	589	1,503
Total amount recognized on the balance sheet	294,602	220,977
Derivative assets [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	81,770	151,451
Amounts of financial liabilities offset on the balance sheet	583	67,827
Net amount of financial assets presented on the balance sheet	81,187	83,624
Impact of master netting agreements	57,010	58,804
Financial collateral received	14,720	16,357
Net amount	9,457	8,463
Amounts not subject to enforceable netting arrangements	12,852	11,399
Total amount recognized on the balance sheet	94,039	95,023
Other Financial Assets [member]
Disclosure of offsetting of financial assets [line items]
Gross amounts of financial assets before balance sheet offsetting	3,315	2,593
Amounts of financial liabilities offset on the balance sheet	3,054	1,050
Net amount of financial assets presented on the balance sheet	261	1,543
Financial collateral received	244	78
Net amount	17	1,465
Amounts not subject to enforceable netting arrangements		62
Total amount recognized on the balance sheet	$ 261	$ 1,605